Geographical Information (Tables)	12 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
Schedule of Revenue Attributed to Geographic Regions Based on Customer Location

The following represents revenue attributed to geographic regions based on customer location:

	Years Ended March 31,
	2024	2023
Europe, Middle East and Africa (“EMEA”)	$36,002	$31,454
Americas	16,716	14,264
Asia Pacific (“APAC”)	11,755	8,341
Total revenue	$64,473	$54,059

Schedule of Long-lived Assets

Long-lived assets shown below include property and equipment, net. The following represents long-lived assets where they are physically located:

	2024	2023
EMEA	$276	$236
Americas	206	390
APAC	48	116
Total property and equipment, net	$530	$742